INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

5. INVENTORIES

Inventories as of December 31, 2018 and 2019 were as follows:

	As of December 31,
	2018	2019
Products	210,836	486,271

Write-downs of nil and RMB 790 has been made to the inventories as of December 31, 2018 and 2019, respectively.